NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
    The following tables present the gross assets and liabilities as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year ended December 31, 2018
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2020	2019
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,969	$3,166
Infrastructure services	355	833
Industrials	2,746	2,968
Total non-controlling interests in material non-wholly owned subsidiaries	$7,070	$6,967
Total individually immaterial non-controlling interests balance	775	294
Total non-controlling interests	$7,845	$7,261